Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10- Commitments and Contingencies

Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements related to leases in Israel are in Israeli Shekel ("ILS") or in ILS, linked to the Israeli Consumer Price Index or to the US Dollars. The agreements related to leases in the USA are in US Dollars and the agreements related to leases in Denmark are in Danish Krone ("DKK").

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2016, are as follows:

Year ended December 31	US$ thousands
2017	1,481
2018	1,140
2019 and on	1,159

Of the amounts above, US$ 50 thousand in 2017, relate to related parties.

Rental expenses under the lease agreements for the years ended December 31, 2014, 2015 and 2016 were US$ 1,243 thousand, US$ 1,403 thousand and US$ 1,563 thousand, respectively.